Prepayments and Other Current and Non-current Assets (Details 4) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Past due 1-90 days	$ 0	0	0
Past due 91-180 days	0	0	0
Past due 181-365 days	0	0	0
Past due more than 1 year	0	0	0
Total past due but not impaired assets	$ 0	0	0